FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Operations and Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses:
General and administrative	$ (30,978)	¥ (215,660)	¥ (154,845)	¥ (116,554)
Total operating expenses	(990,339)	(6,894,539)	(5,037,264)	(3,892,476)
Loss from operations	55,108	383,653	355,773	256,332
Interest income	6,121	42,614	8,017	13,350
Interest expense	(8,807)	(61,316)	(13,058)	(4,252)
Impairment loss of investments	(1,296)	(9,021)	(9,021)	(6,227)
Exchange gain (loss)	(1,101)	(7,663)	(5,991)	(21)
Foreign currency translation adjustment	(121)	(842)	19,227	(34,353)
Parent Company [Member]
Operating expenses:
General and administrative	(986)	(6,863)	(8,422)	(6,075)
Other operating income	461	3,207	2,837	2,492
Total operating expenses	(525)	(3,656)	(5,585)	(3,583)
Loss from operations	(525)	(3,656)	(5,585)	(3,583)
Interest income	1,358	9,454	3,072	7,187
Interest expense	(5,656)	(39,380)	0	0
Impairment loss of investments	0	0	(7,497)	0
Exchange gain (loss)	(19)	(129)	(113)	47
Equity in income of subsidiaries and VIE	45,248	315,008	279,835	205,215
Net income	40,406	281,297	269,712	208,866
Foreign currency translation adjustment	(121)	(842)	19,227	(34,353)
Comprehensive income	$ 40,285	¥ 280,455	¥ 288,939	¥ 174,513